Net sales - Customer (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from customers
Net sales	€ 22,258	€ 24,911	€ 22,202
Communications service providers
Disclosure of disaggregation of revenue from customers
Net sales	17,652	19,921	17,977
Enterprise
Disclosure of disaggregation of revenue from customers
Net sales	2,282	1,997	1,575
Licensees
Disclosure of disaggregation of revenue from customers
Net sales	1,085	1,595	1,502
Other
Disclosure of disaggregation of revenue from customers
Net sales	€ 1,239	€ 1,398	€ 1,148